Satellites, Property and Other Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Satellites, Property and Other Equipment [Abstract]
Schedule of satellites, property and other equipment
Property and other equipment	Right-of-use assets(2)	Assets under construction	Total
Cost as at January 1, 2018	$3,180,178	$239,220	$—	$376,965	$3,796,363
Additions	—	538	—	78,373	78,911
Cumulative effect adjustment(1)	(4,172)	—	—	3,134	(1,038)
Disposals/retirements	—	(3,622)	—	—	(3,622)
Reclassifications and transfers from assets under construction	448,216	17,229	—	(465,445)	—
Impact of foreign exchange	45,348	1,690	—	18,110	65,148
Cost as at December 31, 2018	3,669,570	255,055	—	11,137	3,935,762
Cumulative effect adjustment (Note 3)	—	(474)	26,732	—	26,258
Additions	—	797	2,798	7,843	11,438
Disposals/retirements	(77,322)	(7,306)	(104)	—	(84,732)
Reclassifications and transfers from assets under construction	—	7,652	—	(7,652)	—
Impact of foreign exchange	(39,133)	(1,486)	(285)	(153)	(41,057)
Cost as at December 31, 2019	$3,553,115	$254,238	$29,141	$11,175	$3,847,669
Accumulated depreciation and impairment as at January 1, 2018	$(1,857,192)	$(147,324)	$—	$—	$(2,004,516)
Depreciation	(209,987)	(14,864)	—	—	(224,851)
Cumulative effect adjustment(1)	1,433	—	—	—	1,433
Disposals/retirements	—	3,207	—	—	3,207
Impact of foreign exchange	(7,050)	(946)	—	—	(7,996)
Accumulated depreciation and impairment as at December 31, 2018	(2,072,796)	(159,927)	—	—	(2,232,723)
Cumulative effect adjustment (Note 3)	—	92	—	—	92
Depreciation	(225,675)	(14,890)	(2,401)	—	(242,966)
Disposals/retirements	77,322	6,379	—	—	83,701
Impact of foreign exchange	2,328	798	34	—	3,160
Accumulated depreciation and impairment as at December 31, 2019	$(2,218,821)	$(167,548)	$(2,367)	$—	$(2,388,736)
Net carrying values
As at December 31, 2018	$1,596,774	$95,128	$—	$11,137	$1,703,039
As at December 31, 2019	$1,334,294	$86,690	$26,774	$11,175	$1,458,933

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(1)      A cumulative effect adjustment was recorded on January 1, 2018, as a result of the implementation of IFRS 15, Revenue from Contracts with Customers due to additional interest required to be capitalized as a result of a significant financing component existing on certain revenue agreements. Net of the accumulated depreciation adjusted on January 1, 2018, the impact on satellites, property and other equipment was an increase of $0.4 million.

(2)      Right-of-use assets consisted primarily of property leases.